General information (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 27, 2022	Dec. 31, 2022	Jan. 03, 2023
General information (Details) [Line Items]
Ordinary Shares (in Shares)		32,500,000
Par value (in Dollars per share)		$ 0.01
Per share (in Dollars per share)		$ 0.01
Common stock exercised (in Shares)	2,572,848
Redemption price (in Dollars per share)	$ 10.23
Aggregate redemption	$ 26,300,000
Trust account	$ 1,988,975
Cash		$ 1,100,000
Sponsor shares (in Shares)		200,276
Contributed amount		$ 4,005,520
Share based payment cost		42,705,061
Working capital		$ 845,409
Payable			$ 1,500,000
Moolec SAFE [Member]
General information (Details) [Line Items]
Ordinary Shares (in Shares)		262,260
UGVL and Theo [Member]
General information (Details) [Line Items]
Ordinary Shares (in Shares)		400,552